Fees Summary	Nov. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,562,500
Previously Paid Amount	0
Total Fee Amount	906.28
Total Offset Amount	0
Net Fee	$ 906.28